PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				$ 5,349,753	$ 4,135,977
Effect of inflation adjustment				788,030
Translation differences				(312,105)	(107,600)
Acquisition of business (note 3)					1,257,038
Additions				483,069	456,354
Capitalized borrowing costs	$ 7,400	$ 500	$ 1,700	7,368	563
Disposals / Consumptions				(31,548)	(31,679)
Transfers				3,125	(140)
Depreciation charge				(470,083)	(360,760)
Property, plant and equipment, ending balance	5,817,609	5,349,753	4,135,977	5,817,609	5,349,753
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				8,307,571	6,943,311
Property, plant and equipment, ending balance	11,701,232	8,307,571	6,943,311	11,701,232	8,307,571
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				(2,957,818)	(2,807,334)
Property, plant and equipment, ending balance	(5,883,623)	(2,957,818)	(2,807,334)	(5,883,623)	(2,957,818)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				562,042	528,991
Effect of inflation adjustment				19,646
Translation differences				(2,217)	(677)
Acquisition of business (note 3)					32,187
Additions				1,888	2,778
Capitalized borrowing costs				0	0
Disposals / Consumptions				0	(1,139)
Transfers				5,815	(98)
Depreciation charge				0	0
Property, plant and equipment, ending balance	587,174	562,042	528,991	587,174	562,042
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				562,042	528,991
Property, plant and equipment, ending balance	587,174	562,042	528,991	587,174	562,042
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				0	0
Property, plant and equipment, ending balance	0	0	0	0	0
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				1,533,436	1,051,515
Effect of inflation adjustment				434,683
Translation differences				(140,879)	(45,808)
Acquisition of business (note 3)					505,339
Additions				4,083	9,385
Capitalized borrowing costs				0	0
Disposals / Consumptions				(93)	(14,776)
Transfers				80,197	101,661
Depreciation charge				(129,229)	(73,880)
Property, plant and equipment, ending balance	1,782,198	1,533,436	1,051,515	1,782,198	1,533,436
Buildings and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				2,096,959	1,590,063
Property, plant and equipment, ending balance	3,303,174	2,096,959	1,590,063	3,303,174	2,096,959
Buildings and improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				(563,523)	(538,548)
Property, plant and equipment, ending balance	(1,520,976)	(563,523)	(538,548)	(1,520,976)	(563,523)
Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				2,640,650	2,091,327
Effect of inflation adjustment				282,577
Translation differences				(124,066)	(42,248)
Acquisition of business (note 3)					602,654
Additions				3,647	84,035
Capitalized borrowing costs				0	0
Disposals / Consumptions				(2,186)	(167)
Transfers				187,284	174,321
Depreciation charge				(315,952)	(269,272)
Property, plant and equipment, ending balance	2,671,954	2,640,650	2,091,327	2,671,954	2,640,650
Production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				4,927,478	4,238,201
Property, plant and equipment, ending balance	6,803,932	4,927,478	4,238,201	6,803,932	4,927,478
Production equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				(2,286,828)	(2,146,874)
Property, plant and equipment, ending balance	(4,131,978)	(2,286,828)	(2,146,874)	(4,131,978)	(2,286,828)
Vehicles, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				47,580	43,678
Effect of inflation adjustment				5,698
Translation differences				(5,102)	(1,188)
Acquisition of business (note 3)					4,102
Additions				3,569	2,307
Capitalized borrowing costs				0	0
Disposals / Consumptions				(1,236)	(922)
Transfers				11,726	13,501
Depreciation charge				(14,847)	(13,898)
Property, plant and equipment, ending balance	47,388	47,580	43,678	47,388	47,580
Vehicles, furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				151,883	165,590
Property, plant and equipment, ending balance	264,782	151,883	165,590	264,782	151,883
Vehicles, furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				(104,303)	(121,912)
Property, plant and equipment, ending balance	(217,394)	(104,303)	(121,912)	(217,394)	(104,303)
Work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				456,021	337,814
Effect of inflation adjustment				25,568
Translation differences				(29,005)	(13,982)
Acquisition of business (note 3)					80,878
Additions				446,002	341,575
Capitalized borrowing costs				7,368	563
Disposals / Consumptions				(3,563)	(612)
Transfers				(284,441)	(290,215)
Depreciation charge				0	0
Property, plant and equipment, ending balance	617,950	456,021	337,814	617,950	456,021
Work in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				456,021	337,814
Property, plant and equipment, ending balance	617,950	456,021	337,814	617,950	456,021
Work in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				0	0
Property, plant and equipment, ending balance	0	0	0	0	0
Spare parts
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				110,024	82,652
Effect of inflation adjustment				19,858
Translation differences				(10,836)	(3,697)
Acquisition of business (note 3)					31,878
Additions				23,880	16,274
Capitalized borrowing costs				0	0
Disposals / Consumptions				(24,470)	(14,063)
Transfers				2,544	690
Depreciation charge				(10,055)	(3,710)
Property, plant and equipment, ending balance	110,945	110,024	82,652	110,945	110,024
Spare parts | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				113,188	82,652
Property, plant and equipment, ending balance	124,220	113,188	82,652	124,220	113,188
Spare parts | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance				(3,164)	0
Property, plant and equipment, ending balance	$ (13,275)	$ (3,164)	$ 0	$ (13,275)	$ (3,164)